Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Balanced Portfolio
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Semiannual Report
(Unaudited)

                                For a share outstanding throughout each period
--------------------------------------------------------------------------------

              6 Months        Year
                 Ended       Ended
               6/30/04    12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period      $  16.13   $  13.22   $  14.72   $  15.54   $  16.00   $  16.16

Investment activities
  Net investment
  income (loss)    0.17*      0.32*      0.36       0.43       0.49       0.49

  Net realized
  and unrealized
  gain (loss)      0.39       2.92      (1.50)     (0.82)      0.35       0.80

  Total from
  investment
  activities       0.56       3.24      (1.14)     (0.39)      0.84       1.29

Distributions
  Net investment
  income          (0.16)     (0.32)     (0.36)     (0.43)     (0.48)     (0.49)

  Net realized
  gain             --        (0.01)      --         --        (0.82)     (0.96)

  Total
  distributions   (0.16)     (0.33)     (0.36)     (0.43)     (1.30)     (1.45)

NET ASSET VALUE

End of
period         $  16.53   $  16.13   $  13.22   $  14.72   $  15.54   $  16.00
               -----------------------------------------------------------------

Ratios/
Supplemental Data

Total
return^           3.48%*    24.80%*   (7.80)%    (2.41)%      5.41%      8.41%

Ratio of total
expenses to
average net
assets            0.86%*!    0.88%*     0.90%      0.90%      0.90%      0.90%

Ratio of net
investment
income (loss)
to average
net assets        2.03%*!    2.19%*     2.57%      2.91%      3.08%      3.03%

Portfolio
turnover
rate              73.4%!     73.8%     100.9%      81.5%      55.4%      51.3%

Net assets,
end of
period (in
thousands)     $111,077   $106,206   $ 89,690   $103,413   $109,713   $ 85,259

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses permanently waived of 0.04% and 0.02% of average net assets for the periods ended 6/30/04 and 12/31/03, respectively, related to investments in TRP mutual funds.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                              $ Par/Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS  65.2%

CONSUMER DISCRETIONARY  9.4%

Auto Components  0.2%

Autoliv GDR (SEK)                                    2,800      $           117

Keystone Automotive *                                  700                   19

Koito Manufacturing (JPY)                            6,000                   44

Strattec Security *                                    300                   21

                                                                            201

Automobiles  1.1%

Ford Motor ss.                                      23,300                  365

Fuji Heavy Industries (JPY)                          7,000                   39

Harley-Davidson                                      4,400                  273

Honda Motor (JPY)                                    1,500                   72

Peugeot (EUR)                                        1,068                   60

Renault (EUR)                                        1,112                   85

Toyota Motor (JPY)                                   8,000                  323

Winnebago ss.                                          200                    7

                                                                          1,224

Distributors  0.0%

Cycle & Carriage (SGD)                               2,501                    9

                                                                              9

Hotels, Restaurants & Leisure  1.3%

Applebee's                                             862                   20

Carnival                                             6,000                  282

CEC Entertainment *                                    550                   16

Chicago Pizza & Brewery *ss.                           400                    6

Compass (GBP)                                        4,194                   26

Hilton Group (GBP)                                   6,800                   34

International Game Technology                        8,400                  324

McDonald's                                           3,000                   78

MGM Mirage *                                         1,700                   80

Mitchells & Butlers (GBP)                            9,273                   47

PF Chang's China Bistro *                              500                   21

Red Robin Gourmet Burgers *                            300                    8

Ruby Tuesday                                         1,200                   33

Sonic *                                              1,537                   35

Starbucks *                                          3,000                  130

Starwood Hotels & Resorts
    Worldwide                                        5,200                  233

The Cheesecake Factory *ss.                          1,000                   40

Whitbread (GBP)                                      5,573                   83

                                                                          1,496

Household Durables  1.2%

Fortune Brands                                       1,000                   75

Harman International                                   100                    9

Jarden *                                             1,250                   45

Newell Rubbermaid                                   23,700                  557

Persimmon (GBP)                                      5,518                   63

Pioneer (JPY) ss.                                    3,300                   85

SEB (EUR)                                              286                   34

Sony (JPY)                                           3,800                  143

Thomson (EUR)                                        5,553                  110

Tupperware                                           9,400                  183

                                                                          1,304

Internet & Catalog Retail  0.3%

Amazon.com *                                           500                   27

eBay *                                               2,800                  258

priceline.com *ss.                                     600                   16

                                                                            301

Leisure Equipment & Products  0.4%

Brunswick                                            1,500                   61

Eastman Kodak                                        8,100                  219

Heiwa (JPY)                                          1,500                   24

MarineMax *                                            800                   23

Noritsu Koki (JPY)                                   1,000                   24

Polaris Industries ss.                                 500                   24

SCP Pool                                               625                   28

                                                                            403

Media  2.7%

Aegis (GBP)                                         30,012                   49

Astro All Asia, 144A (MYR) *                        14,900                   18

British Sky Broadcast (GBP)                          8,008                   90

Clear Channel Communications                         3,601                  133

Comcast, Class A, Common *                          13,916                  390

Comcast, Class A, Special *                          6,800                  188

Disney                                              13,200                  336

EchoStar Communications
    Class A *                                        5,300                  163

Emmis Communications
    Class A *                                          900                   19

Entercom Communications *                              300                   11

Gestevision Telecino (EUR) *                           600                    9

Getty Images *                                         300                   18

JC Decaux (EUR) *                                    2,945                   63

Liberty Media, Class A *                            13,876                  125

Liberty Media International,
    Series A *                                         693                   25

McGraw-Hill                                            100                    8

New York Times, Class A                              8,100                  362

News Corporation (AUD)                               6,005                   53

News Corporation ADR ss.                             1,000                   35

Omnicom                                              1,500                  114

Scholastic *                                         1,800                   54

Scripps, Class A                                     2,000                  210

Singapore Press (SGD)                                8,500                   20

Time Warner *                                       11,000                  193

Viacom, Class B                                      8,190                  293

Washington Post, Class B                                34                   32

WPP Group ADR                                          900                   46

Young Broadcasting, Class A *                          500                    7

                                                                          3,064

Multiline Retail  0.6%

Big Lots *                                             800                   11

Family Dollar Stores                                   700                   21

Neiman Marcus, Class A                                 300                   17

Nordstrom                                            6,400                  273

Target                                               8,900                  378

                                                                            700

Specialty Retail  1.4%

AC Moore Arts & Crafts *                               300                    8

AnnTaylor Stores *                                   2,400                   70

Best Buy                                             5,100                  259

Charles Voegele (CHF)                                  627                   26

Christopher & Banks                                  1,075                   19

Dixons (GBP)                                        18,176                   54

Esprit Holdings (HKD)                                8,000                   36

Home Depot                                          16,500                  581

Hot Topic *                                            300                    6

Kesa Electricals (GBP)                               1,963                   10

Linens 'n Things *                                     800                   23

Monro Muffler Brake *                                  300                    7

Nobia AB (SEK)                                       3,798                   45

The Finish Line, Class A *                             300                    9

Toys "R" Us *                                       26,900                  429

Ultimate Electronics *ss.                              300                    2

                                                                          1,584

Textiles, Apparel, & Luxury Goods  0.2%

Adidas-Salomon (EUR)                                   435                   52

Compagnie Financiere Richemont
    Equity Units, Class A (CHF)                      1,690                   44

Culp *                                                 100                    1

Unifi *                                              1,300                    4

World Company (JPY)                                  1,000                   30

Yue Yuen Industrial (HKD)                           23,400                   56

                                                                            187

Total Consumer Discretionary                                             10,473

CONSUMER STAPLES  4.8%

Beverages  0.6%

Allied Domecq (GBP)                                  9,067                   77

Coca-Cola                                            3,600                  182

Kirin Brewery (JPY) ss.                              8,000                   79

Lion Nathan (NZD)                                   13,900                   65

PepsiCo                                              4,250                  229

Remy Cointreau (EUR)                                 1,203                   39

                                                                            671

Food & Staples Retailing  1.6%

Carrefour (EUR)                                        983                   48

Casey's General Stores                               2,800                   51

Casino Guichard-Perrachon
    (EUR) ss.                                        1,367                  123

Coles Myer (AUD)                                     8,557                   51

CVS                                                 13,800                  580

J Sainsbury (GBP)                                   11,487                   59

METRO (EUR)                                          2,128                  101

Performance Food Group *                             1,600                   42

Sysco                                                2,500                   90

Tesco (GBP)                                         16,363                   79

Wal-Mart                                             6,600                  348

Wal-Mart de Mexico (MXN)                            36,100                  107

Walgreen                                             1,100                   40

Wild Oats Markets *                                  1,100                   16

York-Benimaru (JPY)                                  1,400                   42

                                                                          1,777

Food Products  1.2%

American Italian Pasta, Class A ss.                    300                    9

Associated British Foods (GBP)                       5,674                   65

Campbell Soup                                        7,600                  204

CSM, GDS (EUR)                                       1,967                   46

General Mills ss.                                    6,960                  331

Koninklijke Wessanen, GDS (EUR)                      4,144                   60

Nestle (CHF)                                           823                  220

Seneca Foods, Class A *                                300                    6

Seneca Foods, Class B *                                100                    2

Unilever (GBP)                                      16,432                  161

Unilever ADS                                         3,300                  226

Yamazaki Baking (JPY)                                2,000                   20

                                                                          1,350

Household Products  0.6%

Colgate-Palmolive                                    6,260                  366

Kimberly-Clark                                       2,900                  191

Procter & Gamble                                     1,400                   76

Personal Products  0.1%

Chattem *                                              300                    9

Gillette                                             1,200                   51

L'Oreal (EUR)                                          468                   37

                                                                             97

Tobacco  0.7%

Altria Group                                        12,480                  624

UST                                                  4,630                  167

                                                                            791

Total Consumer Staples                                                    5,319

ENERGY  4.5%

Energy Equipment & Services  1.5%

Atwood Oceanics *                                      700                   29

Baker Hughes                                        16,200                  610

BJ Services *                                        3,100                  142

Cooper Cameron *                                       100                    5

FMC Technologies *                                   2,000                   58

Grant Prideco *                                      4,100                   76

Hanover Compressor *                                 1,600                   19

Hydril *                                               300                    9

Key Energy Services *                                  800                    8

Lone Star Technologies *                               300                    8

National Oilwell *                                   2,700                   85

Schlumberger                                         4,900                  311

Seacor Smit *                                        1,000                   44

Smedvig, Series A (NOK) ss.                          1,471                   16

Smith International *                                4,300                  240

W-H Energy Services *                                  500                   10

                                                                          1,670

Oil & Gas  3.0%

BP (GBP)                                            11,862                  105

BP ADR                                              12,138                  650

ChevronTexaco                                        3,324                  313

ENI (EUR)                                           10,639                  212

ENI S.P.A. ADR ss.                                     100                   10

Exxon Mobil                                          8,226                  365

Forest Oil *                                         1,600                   44

Marathon Oil                                         9,860                  373

Noble Energy                                         1,000                   51

Norsk Hydro (NOK)                                      942                   61

OMV (EUR)                                               50                   10

Petroleo Brasileiro (Petrobras) ADR                  6,800                  171

Shell Transport & Trading (GBP)                     18,310                  134

Shell Transport & Trading ADR                        2,800                  125

Statoil ASA (NOK)                                   10,433                  132

Tonen General Sekiyu (JPY) ss.                       3,000                   26

Total, Series B (EUR)                                1,352                  258

Ultra Petroleum *                                      700                   26

Unocal                                               6,230                  237

Woodside Petroleum (AUD)                             4,333                   50

                                                                          3,353

Total Energy                                                              5,023

FINANCIALS  14.1%

Capital Markets  2.5%

Affiliated Managers Group *ss.                         600                   30

AmeriTrade *                                         3,400                   39

Bank of New York                                     3,600                  106

Charles Schwab                                       1,650                   16

Credit Suisse Group (CHF) *                          3,034                  108

Deutsche Bank (EUR)                                  1,342                  106

Franklin Resources                                   2,900                  145

Goldman Sachs Group                                  2,400                  226

Investor's Financial Services ss.                      900                   39

J.P. Morgan Chase                                      300                   12

Legg Mason                                           2,000                  182

Macquarie Bank (AUD)                                 3,524                   83

Mellon Financial                                    19,280                  565

Merrill Lynch                                        5,100                  275

Morgan Stanley                                       3,300                  174

National Financial Partners                            400                   14

Nomura (JPY)                                         4,000                   59

Northern Trust                                       3,800                  161

Piper Jaffray *                                        494                   22

State Street                                         7,800                  383

                                                                          2,745

Commercial Banks  4.5%

ABN Amro Holdings (EUR)                              4,877                  107

Alliance & Leicester (GBP)                           8,098                  124

Anglo Irish Bank (EUR)                               5,916                   93

Australia & New Zealand
    Banking (AUD)                                   12,416                  158

Australia & New Zealand
    Banking ADR                                        700                   45

Banca Intesa (EUR)                                  20,429                   80

Banco Santander
    Central Hispano (EUR) ss.                       11,897                  124

Banco Santander Chile ADR                            5,245                  140

Bank Austria Creditanstalt (EUR)                     1,648                   97

Bank of America                                      7,200                  609

Bank of Yokohama (JPY)                              17,000                  106

Bank One                                             5,390                  275

Barclays (GBP)                                      31,404                  267

BNP Paribas (EUR)                                    2,970                  183

Boston Private Financial ss.                           600                   14

Chittenden                                           2,075                   73

Citizens Banking ss.                                 1,600                   50

DBS Group (SGD)                                      5,489                   46

Dexia (EUR) ss.                                      3,216                   53

Glacier Bancorp                                        552                   15

Grupo Financiero Banorte (MXN)                      32,600                  116

HBOS (GBP)                                          10,141                  125

HSBC (GBP)                                           8,448                  126

Jyske (DKK) *                                        1,019                   58

Mitsubishi Tokyo Financial (JPY)                         7                   65

National Australia Bank (AUD)                        8,653                  179

NORDEA (SEK)                                        22,475                  162

Provident Bankshares                                 1,100                   32

Royal Bank of Scotland
    Group (GBP)                                      7,862                  226

Sandy Spring Bancorp                                   500                   17

SEB, Series A (SEK)                                  6,643                   96

Signature Bank *                                       200                    5

Southwest Bancorp                                    1,000                   44

Sumitomo Mitsui Financial (JPY) ss.                     17                  116

Svenska Handelsbanken
    Series A (SEK)                                   5,829                  117

Texas Capital Bancshares *                             900                   15

The 77 Bank (JPY)                                    7,000                   48

U.S. Bancorp                                        13,700                  377

UniCredito Italiano (EUR)                           16,320                   81

Valley National Bancorp ss.                          1,619                   41

Wells Fargo                                          4,000                  229

WestAmerica                                          1,100                   58

                                                                          4,992

Consumer Finance  0.8%

AIFUL (JPY)                                            700                   73

American Express                                    12,850                  660

SLM Corporation                                      5,100                  206

                                                                            939

Diversified Financial Services  0.9%

Assured Guaranty *                                   2,100                   35

Citigroup                                           19,850                  923

ING Groep GDS (EUR)                                  3,940                   93

                                                                          1,051

Insurance  3.4%

Allianz (EUR)                                          913                   99

American International Group                        13,698                  976

Aspen Insurance Holdings                               800                   19

Aviva (GBP)                                          6,081                   63

Bristol West Holdings                                1,100                   20

Brown and Brown                                        900                   39

CNP Assurances (EUR)                                 1,857                  108

Genworth Financial, Class A *                       12,100                  278

Hannover Rueckversicherung
    (EUR) *ss.                                       1,257                   42

Harleysville Group                                     400                    8

Hartford Financial Services                          3,300                  227

Horace Mann Educators                                2,300                   40

Infinity Property & Casualty                         1,000                   33

Insurance Australia Group (AUD)                     13,823                   48

Markel *                                               130                   36

Marsh & McLennan                                     3,500                  159

Mitsui Sumitomo Insurance (JPY)                      8,000                   75

Nipponkoa Insurance (JPY) ss.                        6,000                   38

Ohio Casualty *                                      2,800                   56

PartnerRe                                              800                   45

QBE Insurance (AUD) ss.                             10,998                   98

Royal & Sun Alliance (GBP)                          35,161                   53

SAFECO                                               8,200                  361

Saint Paul Companies                                 8,563                  347

Selective Insurance                                    900                   36

Triad Guaranty *                                       300                   17

Unipol (EUR) ss.                                    18,838                   72

UnumProvident                                        8,500                  135

W. R. Berkley                                          725                   31

XL Capital                                           2,600                  196

                                                                          3,755

Real Estate  1.2%

Arden Realty, REIT                                     900                   27

China Overseas Land (HKD)                          194,000                   34

Corio (EUR)                                          1,148                   49

EastGroup Properties, REIT                           1,000                   34

Essex Property Trust, REIT                             100                    7

Federal Realty Investment Trust
    REIT                                             5,300                  220

Gables Residential Trust, REIT                         900                   31

General Property Trust,
    Equity Units (AUD)                              37,269                   90

Goldcrest (JPY)                                      1,080                   74

LaSalle Hotel Properties, REIT                         500                   12

Manufactured Home Communities
    REIT                                               300                   10

Parkway Properties, REIT                               700                   31

Reckson Associates Realty, REIT                      6,726                  185

Simon Property Group, REIT                           5,396                  277

Sun Hung Kai Properties (HKD)                        9,000                   74

Washington, REIT                                     1,100                   32

Westfield Trust, Equity Units (AUD)                 24,410                   75

Wheelock (HKD)                                      21,000                   25

                                                                          1,287

Thrifts & Mortgage Finance  0.8%

Bradford & Bingley (GBP)                            16,476                   83

Fannie Mae                                           7,520                  537

Frankfort First                                        100                    2

Freddie Mac                                          2,280                  145

Hypo Real Estate (EUR) *                             3,074                   90

                                                                            857

Total Financials                                                         15,626

HEALTH CARE  7.2%

Biotechnology  0.8%

Abgenix *                                              200                    2

Alexion Pharmaceutical *ss.                            200                    4

Alkermes *ss.                                        1,000                   14

Amgen *                                              6,000                  327

Amylin Pharmaceuticals *ss.                            600                   14

Anadys Pharmaceuticals *                               700                    5

Biogen Idec *                                        1,300                   82

Cephalon *ss.                                          376                   20

CSL Limited (AUD)                                    1,614                   25

Cubist Pharmaceuticals *ss.                            700                    8

CV Therapeutics *ss.                                   200                    3

Cytogen *                                              400                    6

Cytokinetics *ss.                                      100                    2

deCODE GENETICS *ss.                                   200                    2

Dynavax Technologies *                                 400                    3

Exelixis *                                           1,100                   11

Genentech *                                          1,500                   84

Gilead Sciences *                                    2,400                  161

MedImmune *                                          1,400                   33

Memory Pharmaceuticals *                               400                    4

Myriad Genetics *ss.                                   900                   14

Neurocrine Biosciences *                               500                   26

NPS Pharmaceuticals *ss.                               300                    6

ONYX Pharmaceuticals *                                 600                   25

OSI Pharmaceuticals *                                  100                    7

Rigel Pharmaceuticals *ss.                             300                    4

Trimeris *ss.                                          300                    4

Vertex Pharmaceuticals *ss.                          1,948                   21

                                                                            917

Health Care Equipment & Supplies  1.1%

Advanced Neuromodulation
    Systems *                                          600                   20

Analogic                                               500                   21

Baxter International                                 9,200                  317

Biomet                                                 200                    9

Boston Scientific *                                  3,600                  154

DJ Orthopedics *                                       600                   14

Edwards Lifesciences *                                 800                   28

Elekta, Series B (SEK) *                             1,683                   37

EPIX Medical *                                         300                    6

Guidant                                                900                   50

Integra LifeServices Holdings *                        700                   25

Matthews International, Class A                      1,600                   53

Medtronic                                            4,900                  239

Nuvasive *                                             400                    4

St. Jude Medical *                                     600                   45

Steris *                                             1,300                   29

Stryker                                              1,600                   88

Thoratec *                                             700                    8

Wilson Greatbatch Technologies *                       600                   17

                                                                          1,164

Health Care Providers & Services  1.7%

Alliance UniChem (GBP)                               6,092                   72

AmerisourceBergen                                    4,800                  287

Anthem *                                             1,000                   90

Celesio (EUR)                                        1,194                   71

Henry Schein *                                         900                   57

Hooper Holmes                                        1,600                    9

LabOne *                                               200                    6

Lifeline Systems *                                     900                   21

LifePoint Hospitals *                                  200                    7

Medco *                                                495                   19

Sunrise Senior Living *ss.                           1,400                   55

Suzuken (JPY) *                                        700                   22

Symbion *                                              200                    4

United Surgical Partners
    International *                                    600                   24

UnitedHealth Group                                  11,600                  722

WellChoice *                                           500                   21

WellPoint Health Networks *                          3,200                  358

                                                                          1,845

Pharmaceuticals  3.6%

Abbott Laboratories                                  2,400                   98

AstraZeneca ADR                                      2,500                  114

Atherogenics *ss.                                      800                   15

Aventis (EUR) ss.                                    1,243                   94

Eisai (JPY)                                          2,000                   57

Eli Lilly                                            1,400                   98

Eon Labs *ss.                                          600                   25

Forest Laboratories *                                4,500                  255

Galen (GBP)                                          4,919                   62

GlaxoSmithKline (GBP)                                6,401                  130

GlaxoSmithKline ADR                                  2,400                   99

Hisamitsu Pharmaceutical (JPY)                       2,000                   37

Inspire Phamaceuticals *                               300                    5

Johnson & Johnson                                    5,460                  304

Kobayashi Pharmaceutical (JPY)                       1,000                   29

Medicines Company *                                    500                   15

Merck                                                5,600                  266

Nektar Therapeutics *                                  300                    6

Novartis (CHF)                                       6,534                  288

Noven Pharmaceuticals *                              1,400                   31

Novo Nordisk, Series B (DKK)                           775                   40

Pfizer                                              24,300                  833

Sanofi-Synthelabo (EUR) ss.                          2,136                  136

Schering-Plough                                     18,300                  338

Takeda Chemical Industries (JPY)                     1,600                   70

Teva Pharmaceutical ADR                              1,500                  101

Wyeth                                               13,880                  502

                                                                          4,048

Total Health Care                                                         7,974

INDUSTRIALS & BUSINESS SERVICES  8.3%

Aerospace & Defense  0.9%

Armor Holdings *                                     1,700                   58

European Aeronautic
    Defense & Space (EUR) ss.                        3,671                  102

General Dynamics                                     1,000                   99

Honeywell International                              2,100                   77

Lockheed Martin                                     12,900                  672

Mercury Computer Systems *                             800                   20

Rockwell Collins                                       100                    3

                                                                          1,031

Air Freight & Logistics  0.4%

EGL *                                                1,700                   45

Expeditors International
    of Washington                                      100                    5

Pacer International *                                1,000                   19

Ryder System                                           900                   36

UPS, Class B                                         3,900                  293

UTi Worldwide ss.                                      900                   47

                                                                            445

Airlines  0.0%

Frontier Airlines *                                    900                   10

Midwest Express Holdings *ss.                          900                    4

Qantas Airways (AUD)                                10,222                   25

                                                                             39

Building Products  0.1%

Pilkington (GBP)                                    33,986                   60

Quixote                                                100                    2

Trex *ss.                                              400                   15

                                                                             77

Commercial Services & Supplies  1.8%

Apollo Group, Class A *                              3,450                  305

Cendant                                              5,500                  135

Central Parking ss.                                  2,000                   37

ChoicePoint *                                        1,300                   59

Consolidated Graphics *                              1,300                   57

Education Management *                                 200                    7

Electro Rent                                           600                    6

First Advantage, Class A *                             300                    6

G&K Services, Class A                                  900                   36

Glory (JPY)                                          2,000                   30

H&R Block                                            3,000                  143

Herman Miller                                        1,600                   46

Intersections *                                        100                    2

Ionics *ss.                                          1,700                   48

KForce.com *                                         1,600                   15

Layne Christensen *                                    300                    5

LECG *                                               1,000                   17

R.R. Donnelley                                      12,300                  406

Resources Connection *                               1,300                   51

SOURCECORP *                                           800                   22

Tetra Tech *                                         1,790                   29

Waste Management                                    15,822                  485

West Corporation *                                     400                   11

                                                                          1,958

Construction & Engineering  0.3%

Acciona (EUR)                                        1,296                   81

AMEC (GBP)                                          10,662                   53

Balfour Beatty (GBP)                                12,272                   59

Insituform Technologies, Class A *                     800                   13

JGC (JPY)                                            4,000                   38

NCC AB, Series B (SEK)                               6,045                   57

                                                                            301

Electrical Equipment  0.2%

A.O. Smith                                           2,000                   63

American Superconductor *ss.                           300                    4

Artesyn Technologies *                               1,400                   13

Belden                                               2,200                   47

Draka (EUR)                                          1,193                   23

PECO II *                                              900                    1

Sumitomo Electric Industries (JPY)                   5,000                   51

Woodward Governor                                      100                    7

                                                                            209

Industrial Conglomerates  2.3%

3M                                                   3,640                  328

DCC (EUR)                                            3,386                   62

GE                                                  21,100                  684

Hutchison Whampoa (HKD)                             16,600                  113

Sembcorp (SGD)                                     101,000                   78

Siemens (EUR)                                        2,931                  211

Tyco International                                  33,552                1,112

                                                                          2,588

Machinery  1.4%

Actuant Corporation, Class A *                       1,040                   41

Danaher ss.                                         10,000                  518

Deere                                                5,700                  400

Fanuc (JPY)                                          1,300                   77

Graco                                                1,150                   36

Guinness Peat Group (NZD)                           30,301                   37

Harsco                                               1,400                   66

IDEX                                                   450                   15

Illinois Tool Works                                    800                   77

Lindsay Manufacturing ss.                            1,200                   29

Mitsubishi Heavy Industries (JPY)                   20,000                   54

Pall                                                 5,500                  144

Reliance Steel & Aluminum                              300                   12

Saurer (CHF) *                                         564                   29

Toro                                                   500                   35

                                                                          1,570

Marine  0.1%

Nippon Yusen (JPY) ss.                              19,000                   88

                                                                             88

Road & Rail  0.7%

Arriva (GBP)                                         9,298                   69

Burlington Northern Santa Fe                         8,000                  281

Genesee & Wyoming, Class A *                           100                    2

Heartland Express                                      451                   12

Knight Transportation *                              1,900                   55

Nippon Express (JPY)                                 8,000                   47

Norfolk Southern                                    11,700                  310

Overnite                                               500                   15

                                                                            791

Trading Companies & Distributors  0.1%

Mitsubishi (JPY)                                     9,000                   87

Sumitomo (JPY)                                      11,000                   80

                                                                            167

Total Industrials & Business Services                                     9,264

INFORMATION TECHNOLOGY  8.1%

Communications Equipment  2.1%

Black Box                                              900                   42

Cisco Systems *                                     22,100                  524

Corning *                                           50,000                  653

Emulex *                                             1,100                   16

F5 Networks *                                          400                   11

Ixia *                                                 700                    7

Juniper Networks *                                   4,000                   98

Lucent Technologies *ss.                            83,500                  316

Nokia (EUR)                                          3,667                   53

Nokia ADR                                            5,100                   74

Packeteer *                                            400                    6

QLogic *                                             1,900                   50

QUALCOMM                                             1,300                   95

Research In Motion *                                 3,200                  219

Riverstone Networks *                                2,000                    3

Sagem (EUR)                                            665                   74

Sirf Technology Holdings *                             500                    6

Stratos International *ss.                             117                    1

Tekelec *                                              600                   11

Uniden (JPY)                                         1,000                   22

                                                                          2,281

Computers & Peripherals  0.7%

Creative Technology (SGD)                            2,400                   25

Dell *                                              12,500                  448

IBM                                                    300                   26

Lexmark International, Class A *                     1,600                  155

Motive*                                                600                    6

NEC (JPY)                                            5,000                   35

NEC Fielding (JPY) *ss.                                600                   18

Synaptics *                                            900                   17

                                                                            730

Electronic Equipment & Instruments  0.3%

Digital Theater Systems *                              400                   10

Hosiden (JPY)                                        2,400                   29

KEMET *                                              2,100                   26

Kyocera (JPY)                                          500                   42

Littelfuse *                                           700                   30

Methode Electronics                                  1,600                   21

Newport *                                              800                   13

Plexus *                                             2,200                   30

Shimadzu (JPY)                                      13,000                   66

TDK (JPY)                                              900                   68

Technitrol *                                           400                    9

Woodhead Industries                                  1,200                   19

                                                                            363

Internet Software & Services  0.5%

Digital Insight *                                      900                   19

InterActiveCorp *                                    5,600                  169

Internet Security Systems *                          1,200                   18

MatrixOne *                                          1,900                   13

Netegrity *                                          1,200                   10

Sonicwall *                                            100                    1

Websense *ss.                                          400                   15

Yahoo! *                                             9,700                  352

                                                                            597

IT Services  0.9%

Accenture, Class A *                                 1,200                   33

Affiliated Computer Services
    Class A *                                        2,800                  148

Automatic Data Processing                              300                   13

BISYS Group *                                        1,300                   18

CACl International, Class A *                          900                   36

First Data                                           4,968                  221

Fiserv *                                             3,800                  148

Global Payments ss.                                  1,000                   45

Indra Sistemas (EUR) ss.                             4,755                   61

Iron Mountain *                                      1,350                   65

Itochu Techno-Science (JPY)                          1,900                   81

Logica CMG (GBP)                                     7,715                   26

Maximus *                                            1,200                   42

MPS Group *                                          3,200                   39

SunGard Data Systems *                               1,800                   47

                                                                          1,023

Office Electronics  0.1%

Canon (JPY)                                          2,000                  105

Neopost (EUR)                                          684                   41

                                                                            146

Semiconductor & Semiconductor Equipment  1.5%

AMIS Holdings *                                        500                    9

Analog Devices                                       5,400                  254

Applied Materials *                                  4,100                   80

Artisan Components *ss.                              1,000                   26

Atheros Communications *                               200                    2

ATMI *                                               1,000                   27

Cabot Microelectronics *ss.                            700                   21

Entegris *                                           1,700                   20

Exar *                                               1,400                   21

Intel                                                9,900                  273

Jenoptik (EUR) *ss.                                  3,756                   40

Lattice Semiconductor *ss.                             300                    2

Maxim Integrated Products                            6,300                  330

Microchip Technology                                 1,700                   54

Microsemi *                                          1,200                   17

MKS Instruments *                                    1,700                   39

Mykrolis *                                           2,000                   35

PDF Solutions *                                        800                    7

Power Integrations *                                   200                    5

Rohm (JPY)                                             200                   24

Semiconductor Manufacturing
    ADR *ss.                                         1,900                   20

Semtech *                                            2,000                   47

Sigmatel *                                             500                   15

Tessera Technologies *                                 800                   14

Texas Instruments                                    4,400                  106

Xilinx                                               3,900                  130

                                                                          1,618

Software  2.0%

Actuate *                                              400                    2

Adobe Systems                                        5,100                  237

Altiris *ss.                                           600                   17

Catapult Communications *                              300                    7

Concord Communications *                               300                    3

FactSet Research Systems                             1,000                   47

FileNet *                                            1,300                   41

Intuit *                                             4,900                  189

Jack Henry & Associates                              2,600                   52

Kronos *                                             1,800                   74

Magma Design Automation *ss.                           600                   12

Mercury Interactive *                                  300                   15

Microsoft                                           28,180                  805

NEC Soft (JPY) ss.                                   1,100                   31

NetIQ *                                              1,384                   18

Open Solutions *                                       500                   12

Oracle *                                             1,300                   16

Progress Software *                                  1,000                   22

Quest Software *                                     1,100                   14

Red Hat *                                            1,000                   23

RSA Security *ss.                                    1,300                   27

SAP (EUR)                                              906                  150

SAP ADR                                              3,800                  159

SPSS *                                                 800                   14

Symantec *                                           1,600                   70

Trend Micro (JPY)                                    1,000                   44

Verisity Ltd. *                                        500                    3

VERITAS Software *                                   3,375                   93

Verity *                                             1,300                   18

                                                                          2,215

Total Information Technology                                              8,973

MATERIALS  5.1%

Chemicals  2.0%

Agrium                                              13,600                  198

Airgas                                               3,700                   88

Arch Chemicals ss.                                   1,400                   40

BASF (EUR)                                           2,221                  119

Degussa (EUR)                                        3,347                  111

Dow Chemical                                         9,100                  370

DuPont                                               7,384                  328

Ferro                                                1,400                   37

Great Lakes Chemical                                 4,510                  122

Hercules *                                          11,700                  143

IMC Global                                           2,700                   36

International Flavors & Fragrances                   5,200                  195

Kaneka (JPY)                                         5,000                   47

MacDermid                                              200                    7

Material Sciences *                                  1,000                   11

Minerals Technologies                                1,100                   64

Mitsubishi Gas Chemical (JPY)                        9,000                   37

Potash Corp./Saskatchewan                            1,900                  184

Symyx Technologies *                                   600                   15

Teijin (JPY) ss.                                    21,000                   78

Yara International (NOK) *                             942                    8

                                                                          2,238

Construction Materials  0.4%

Aggregate (GBP)                                     34,417                   51

Boral (AUD)                                         35,992                  162

Cemex (MXN)                                         20,458                  118

Heidelberger Zement (EUR)                              773                   39

Lafarge (EUR)                                          410                   37

RMC (GBP)                                            4,583                   50

                                                                            457

Containers & Packaging  0.1%

Chesapeake Corp.                                       700                   19

Smurfit-Stone Container *ss.                           300                    6

Toyo Seikan Kaisha (JPY) ss.                         3,000                   51

                                                                             76

Metals & Mining  2.2%

Alcoa                                                7,868                  260

Anglo American (GBP)                                 2,808                   58

BHP Billiton (AUD)                                   6,000                   52

Bluescope Steel (AUD)                               32,184                  151

Gibraltar Steel                                        300                   10

Lihir Gold (AUD) *ss.                               21,900                   15

Meridian Gold *                                      2,100                   27

Nippon Steel (JPY)                                  33,000                   69

NN                                                     300                    4

Nucor                                               13,300                1,021

Phelps Dodge *                                       8,500                  659

SSAB Svenskt Stal, Series A (SEK)                    3,869                   65

Steel Dynamics *                                     1,300                   37

Voestalpine (EUR)                                      950                   47

                                                                          2,475

Paper & Forest Products  0.4%

Buckeye Technologies *                               2,200                   25

MeadWestvaco                                         6,400                  188

Weyerhaeuser                                         3,800                  240

                                                                            453

Total Materials                                                           5,699

TELECOMMUNICATION SERVICES  2.1%

Diversified Telecommunication Services  0.8%

Cable & Wireless (GBP) *                            12,469                   29

SBC Communications                                   4,920                  119

Sprint                                              13,400                  236

TDC (DKK)                                            1,805                   59

Tele Norte Leste Participacoes
    ADR ss.                                          5,800                   74

Tele2 AB, Series B (SEK)                             1,857                   81

Telecom Italia (EUR)                                29,812                   93

Telenor (NOK)                                       13,942                   97

Telmex ADR                                           2,400                   80

                                                                            868

Wireless Telecommunication Services  1.3%

America Movil ADR, Series L                          3,300                  120

Bouygues (EUR)                                       2,648                   89

China Unicom (HKD)                                  31,000                   24

Debitel AG (EUR) *                                   1,530                   22

KDDI (JPY)                                              25                  143

mm02 (GBP) *                                        87,209                  147

Nextel Communications
    Class A *                                       11,700                  312

SK Telecom ADR ss.                                   1,750                   37

Smartone Telecommunications
    (HKD)                                           26,000                   28

Spectrasite *                                        1,100                   47

Telecom Italia Mobile (EUR)                         24,845                  141

Total Access Communications *                        8,000                   21

Vodafone ADR                                        16,000                  354

Western Wireless, Class A *                            500                   14

                                                                          1,499

Total Telecommunication Services                                          2,367

UTILITIES  1.6%

Electric Utilities  1.2%

Cleco                                                1,000                   18

E.On (EUR)                                           3,248                  235

El Paso Electric *                                     900                   14

Exelon, 144A                                         5,750                  191

FirstEnergy                                          6,287                  235

Hong Kong Electric (HKD)                             8,100                   34

Iberdrola (EUR) ss.                                  5,062                  107

TEPCO (JPY)                                          2,100                   47

Tohoku Electric Power (JPY)                          4,500                   76

TXU                                                  8,640                  350

                                                                          1,307

Gas Utilities  0.2%

Australian Gas Light (AUD)                           7,979                   67

Centrica (GBP)                                      29,360                  120

Toho Gas (JPY)                                      11,000                   37

                                                                            224

Multi-Utilities & Unregulated Power  0.2%

Constellation Energy Group                           4,000                  151

RWE (EUR)                                            1,143                   54

United Utilities (GBP)                               6,275                   59

                                                                            264

Total Utilities                                                           1,795

Total Common Stocks (Cost  $53,960)                                      72,513

Preferred Stocks  0.3%

Fresenius (EUR)                                        625                   47

News Corporation ADR                                 4,000                  132

Porsche (EUR)                                          131                   88

Total Preferred Stocks (Cost $211)                                          267

CORPORATE BONDS  5.4%

ABN Amro Bank (Chicago)
    7.125%, 6/18/07                                 40,000                   44

Ace Ina Holdings
    5.875%, 6/15/14                                 35,000                   35

AIG Sunamerica Global
  Financing XII, 144A
    5.30%, 5/30/07                                 100,000                  104

Alcan, 6.125%, 12/15/33                             40,000                   39

Allstate Financial Global Funding
    144A, 5.25%, 2/1/07                             35,000                   37

Amerada Hess, 7.875%, 10/1/29                       30,000                   32

AOL Time Warner
    7.625%, 4/15/31                                 45,000                   49

Appalachian Power
    4.80%, 6/15/05                                  50,000                   51

AT&T Broadband
    8.375%, 3/15/13                                 50,000                   59

Baker Hughes, 6.875%, 1/15/29                       65,000                   71

Bank of America
    4.875%, 9/15/12                                 65,000                   63

Bank One, 5.25%, 1/30/13                            85,000                   83

BB&T, 6.50%, 8/1/11                                 20,000                   22

Black Hills, 6.50%, 5/15/13                         40,000                   40

Boeing, 8.75%, 8/15/21                              25,000                   31

British Telecommunications
    VR, 8.375%, 12/15/10                            25,000                   29

Buckeye Partners, 6.75%, 8/15/33                    20,000                   20

Bunge Limited, 4.375%, 12/15/08                     45,000                   44

Canadian National Railway
    4.40%, 3/15/13                                  40,000                   37

Canadian Natural Resources
    7.20%, 1/15/32                                  90,000                  101

Capital One Bank
    6.50%, 6/13/13                                  40,000                   41

CE Electric UK Funding, 144A
    6.995%, 12/30/07                                35,000                   37

Celulosa Arauco y Constitucion
    5.125%, 7/9/13                                  40,000                   38

Chancellor Media
    8.00%, 11/1/08                                  25,000                   28

Chevron Phillips Chemical
    5.375%, 6/15/07                                 40,000                   42

CIT Group
    2.875%, 9/29/06                                 20,000                   20

    7.75%, 4/2/12                                   60,000                   68

Citigroup, 5.625%, 8/27/12                          70,000                   72

Citizens Communications
    9.00%, 8/15/31                                  25,000                   24

ConocoPhillips
    5.90%, 10/15/32                                 45,000                   44

Countrywide Home Loans
    5.50%, 2/1/07                                   35,000                   37

Cox Communications
    7.875%, 8/15/09                                 45,000                   51

DaimlerChrysler
    6.50%, 11/15/13                                 50,000                   51

Deutsche Telekom International
  Finance, STEP
    8.75%, 6/15/30                                  30,000                   37

Developers Diversified Realty
    3.875%, 1/30/09                                 35,000                   34

Devon Financing

    7.875%, 9/30/31                                 40,000                   46

Domtar, 5.375%, 12/1/13                             45,000                   43

Dow Chemical, 6.125%, 2/1/11                        30,000                   31

Duke Capital
    4.302%, 5/18/06                                 25,000                   26

    7.50%, 10/1/09                                  40,000                   44

Encana Holdings Finance
    5.80%, 5/1/14                                   50,000                   51

Entergy Gulf States
    5.20%, 12/3/07                                  45,000                   45

eXelon Generation, 144A
    5.35%, 1/15/14                                  35,000                   34

Falconbridge, 7.35%, 6/5/12                         25,000                   26

Federated Department Stores
    6.625%, 4/1/11                                  35,000                   38

First Union, 6.40%, 4/1/08                          20,000                   22

Ford Motor Credit
    6.50%, 1/25/07                                 100,000                  105

France Telecom, STEP
    8.75%, 3/1/11                                   20,000                   23

Franklin Resources
    3.70%, 4/15/08                                  15,000                   15

Fred Meyer, 7.45%, 3/1/08                           45,000                   50

Fund American Companies
    5.875%, 5/15/13                                 45,000                   45

General Electric Capital
    6.00%, 6/15/12                                  60,000                   63

    6.125%, 2/22/11                                 45,000                   48

Genworth Financial
    5.75%, 6/15/14                                  45,000                   46

Glaxosmithkline Capital
    5.375%, 4/15/34                                 30,000                   27

GM, 8.375%, 7/15/33                                 50,000                   53

GM Acceptance, 7.25%, 3/2/11                        55,000                   58

Goldman Sachs Capital I
    6.345%, 2/15/34                                 90,000                   85

Halliburton, 144A, VR
    1.92%, 1/26/07                                  45,000                   45

HBOS, 144A, 6.00%, 11/1/33                          40,000                   38

Hearst-Argyle, 7.00%, 1/15/18                       35,000                   38

Hertz, 4.70%, 10/2/06                               20,000                   20

Highmark, 144A, 6.80%, 8/15/13                      20,000                   21

Hospira, 144A, 4.95%, 6/15/09                       45,000                   45

Household Finance
    6.375%, 11/27/12                                35,000                   37

Hutchison Whampoa, 144A
    5.45%, 11/24/10                                 60,000                   59

IBM, 4.25%, 9/15/09                                 55,000                   55

International Lease Finance
    6.375%, 3/15/09                                100,000                  107

International Speedway, 144A
    4.20%, 4/15/09                                  20,000                   20

IStar Financial, 4.875%, 1/15/09                    20,000                   19

Jersey Central Power & Light
    144A, 5.625%, 5/1/16                            20,000                   20

John Deere Capital
    7.00%, 3/15/12                                  55,000                   62

Kaneb Pipeline Operations
    7.75%, 2/15/12                                  25,000                   27

Kinder Morgan, 6.50%, 9/1/12                        50,000                   53

Kraft Foods, 5.625%, 11/1/11                        45,000                   46

Liberty Media, VR
    3.02%, 9/17/06                                  45,000                   46

Marsh & McLennan
    3.625%, 2/15/08                                 20,000                   20

Masco, 5.875%, 7/15/12                              80,000                   83

McCormick, 6.40%, 2/1/06                           125,000                  132

Miller Brewing, 144A
    5.50%, 8/15/13                                  60,000                   60

Morgan Stanley, 3.625%, 4/1/08                      75,000                   74

Motorola, 6.75%, 2/1/06                             25,000                   26

Nationwide Financial Services
    5.90%, 7/1/12                                   55,000                   57

Nationwide Mutual Insurance
    144A, 6.60%, 4/15/34                            25,000                   24

NLV Financial, 144A
    7.50%, 8/15/33                                  30,000                   30

Northern Trust, 4.60%, 2/1/13                       30,000                   29

Office Depot, 6.25%, 8/15/13                        35,000                   36

Ohio Edison, 4.00%, 5/1/08                          40,000                   39

Panhandle Eastern Pipeline
    4.80%, 8/15/08                                  20,000                   20

Pemex Project Funding Master Trust
    7.375%, 12/15/14                                30,000                   31

    144A, VR, 2.70%, 6/15/10                        45,000                   45

PG&E, VR, 1.81%, 4/3/06                             50,000                   50

Pinnacle West Capital
    6.40%, 4/1/06                                   45,000                   47

Pioneer Natural Resources
    7.50%, 4/15/12                                  35,000                   40

Plains All American Pipeline
    7.75%, 10/15/12                                 30,000                   33

Potomac Electric Power
    3.75%, 2/15/06                                  25,000                   25

PPL Capital Funding, 144A
    4.33%, 3/1/09                                   45,000                   44

Principal Life Global Funding
    144A, 5.125%, 10/15/13                          45,000                   44

Principal Mutual Life Insurance
    144A, 8.00%, 3/1/44                             45,000                   46

Prudential Financial
    3.75%, 5/1/08                                   40,000                   40

PSEG Power, 3.75%, 4/1/09                           35,000                   33

Public Service of New Mexico
    4.40%, 9/15/08                                  35,000                   35

Pulte, 7.875%, 8/1/11                               35,000                   40

R.R. Donnelley, 144A
    3.75%, 4/1/09                                   25,000                   24

Reckson Operating Partnership
    5.15%, 1/15/11                                  40,000                   39

Rogers Cable, 5.50%, 3/15/14                        40,000                   35

Rouse, 8.43%, 4/27/05                              125,000                  130

SCA Coordination Center
    144A, 4.50%, 7/15/15                            30,000                   27

Sealed Air, 144A
    5.375%, 4/15/08                                 40,000                   41

Security Benefit Life Insurance
    144A, 7.45%, 10/1/33                            20,000                   21

Sempra Energy, 6.00%, 2/1/13                        50,000                   52

Simon Property Group New
    3.75%, 1/30/09                                  45,000                   43

SLM Corporation
    1.37%, 1/26/08                                  50,000                   50

    VR, 2.82%, 4/1/09                               35,000                   34

Sprint Capital
    6.875%, 11/15/28                                30,000                   29

    7.625%, 1/30/11                                 50,000                   55

State Street, 7.65%, 6/15/10                        70,000                   81

Sungard Data Systems
    3.75%, 1/15/09                                  25,000                   24

Telecom Italia, 144A
    5.25%, 11/15/13                                 50,000                   48

Telefonos De Mexico
    4.50%, 11/19/08                                 20,000                   19

Telus, 8.00%, 6/1/11                                30,000                   34

Transocean, 7.50%, 4/15/31                          30,000                   34

Tyco International
    6.375%, 10/15/11                                35,000                   37

U.S. Bank, 2.85%, 11/15/06                          40,000                   40

U.S. Cellular, 6.70%, 12/15/33                      25,000                   24

Union Pacific, 6.50%, 4/15/12                       55,000                   59

UST, 6.625%, 7/15/12                                70,000                   76

Verizon Global Funding
    7.75%, 12/1/30                                  45,000                   50

Webster Financial
    5.125%, 4/15/14                                 45,000                   43

Wells Fargo, VR
    1.62%, 3/23/07                                  55,000                   55

Western Power Distribution
  Holdings, 144A
    6.875%, 12/15/07                                25,000                   26

Weyerhaeuser, 6.75%, 3/15/12                        45,000                   49

XL Capital Finance
    6.50%, 1/15/12                                  40,000                   43

XTO Energy, 4.90%, 2/1/14                           35,000                   33

Yum! Brands, 7.70%, 7/1/12                          45,000                   51

Total Corporate Bonds (Cost  $5,964)                                      5,986

ASSET-BACKED SECURITIES  0.9%

Capital Auto Receivables Asset Trust
  Series 2002-2, Class CERT
    4.18%, 10/15/07                                 73,002                   74

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS
    3.75%, 5/15/08                                  33,148                   33

Series 2003-A, Class A4
    2.06%, 12/15/09                                 80,000                   78

CIT RV Trust, Series 1998-A
    Class A4, 6.09%, 2/15/12                        69,717                   70

Citibank Credit Card Issuance Trust
  Series 2001-C1, Class C1
    VR, 2.22%, 1/15/10                              55,000                   56

  Series 2000-C1, Class C1
    7.45%, 9/15/07                                 125,000                  132

Hyundai Auto Receivables Trust
  Class A4, 3.02%, 10/15/10                         40,000                   39

  Series 2003-A, Class D
    4.06%, 10/15/10                                 20,000                   20

MBNA Master Credit Card Trust II
  Series 2000-D, Class C
    144A, 8.40%, 9/15/09                           125,000                  140

Morgan Stanley Auto Loan Trust
  Series 2004-HB1, Class C
    VR, 2.88%, 10/15/11                             35,000                   35

Peco Energy Transition Trust
  Series 2001-A, Class A1
    VR, 6.52%, 12/31/10                            110,000                  121

Reliant Energy Transition Bond
  Series 2001-1, Class A4
    5.63%, 9/15/15                                 100,000                  104

World Financial Network
  Series 2003-A, Class A2
    VR, 1.61%, 5/15/12                             100,000                  100

Total Asset-Backed Securities (Cost  $990)                                1,002

FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
OBLIGATIONS  1.4%

Asian Development Bank
    6.25%, 6/15/11 (AUD)                           295,000                  207

Federal Republic of Germany
    5.00%, 5/20/05 (EUR)                           460,000                  573

Government of Canada
    5.25%, 6/1/12 (CAD)                            595,000                  457

Inter-American Development Bank
    5.00%, 11/15/06 (AUD)                          300,000                  205

Republic of Chile
    5.50%, 1/15/13                                  45,000                   45

Republic of South Africa
    6.50%, 6/2/14                                   25,000                   25

United Mexican States
    6.375%, 1/16/13                                 55,000                   55

    VR, 1.84%, 1/13/09                              35,000                   36

Total Foreign Government
Obligations & Agency Obligations
(Cost  $1,395)                                                            1,603

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.7%

Banc of America Commercial Mortgage
  Series 2003-1, Class A2, CMO
    4.648%, 9/11/36                                100,000                   96

Bank of America Mortgage Securities
  Series 2003-L, Class 2A2
    CMO, VR, 4.356%, 1/25/34                       161,055                  160

  Series 2004-A, Class 2A2
    CMO, VR, 4.18%, 2/25/34                         81,910                   81

  Series 2004-D, Class 2A2
    CMO, VR, 4.23%, 5/25/34                         57,227                   57

BankBoston Home Equity Loan Trust
  Series 1998-1, Class A6
    6.35%, 2/25/13                                  80,752                   82

Bear Stearns Commercial Mortgage
  Securities, Series 2004-T14
  Class A2, CMO
    4.17%, 1/12/41                                 225,000                  223

Centex Home Equity Loan Trust
  Series 2004-C, Class M1
    VR, 1.58%, 6/25/34                             100,000                  100

Chase Funding Mortgage Loan
  Series 2003-3, Class 1M1
    4.537%, 9/25/32                                 50,000                   48

  Series 2002-1, Class 1A3
    5.039%, 12/25/23                                71,784                   72

  Series 2002-2, Class 1M1
    5.599%, 9/25/31                                 20,000                   20

Countrywide Asset-Backed Certificates
  Series 2004-6, Class 2A2
    1.64%, 12/25/34                                 90,000                   90

  Series 2003-5, Class AF3
    3.613%, 4/25/30                                 75,000                   75

Countrywide Home Loans
  Series 2003-60, Class 2A1
    CMO, VR, 5.07%, 2/25/34                         27,411                   28

DLJ Commercial Mortgage
  Series 1999-CG2, Class A1B
    CMO, VR, 7.30%, 6/1/32                          75,000                   84

General Electric Capital
  Series 2001-1, Class A2
    CMO, 6.531%, 5/15/33                           100,000                  108

Greenwich Capital Commercial Funding
  Series 2004-GGIA, Class A2
    CMO, 3.835%, 6/10/36                            85,000                   85

J.P. Morgan Chase Commercial Mortgage
  Series 2001-CIB2, Class A2
    CMO, 6.244%, 4/15/35                           100,000                  106

  Series 2001-CIBC, Class A3
    CMO, 6.26%, 3/15/33                            100,000                  108

LB-UBS Commercial Mortgage Trust
  Series 2004-C2, Class A2
    CMO, 3.246%, 3/15/29                           125,000                  119

  Series 2004-C4, Class A2, CMO
    VR, 4.567%, 5/15/29                            125,000                  126

Washington Mutual, Series 2004-AR1
  Class A, CMO, VR
    4.229%, 3/25/34                                 55,802                   55

Total Non-U.S. Government
Mortgage-Backed Securities
(Cost  $1,945)                                                            1,923

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  6.5%

U.S. Government Agency Obligations +/- 5.2%

Federal Home Loan Mortgage
    4.50%, 11/1/18 - 5/1/19                        296,405                  290

    5.00%, 12/1/08 - 11/1/33                       645,246                  638

    5.50%, 10/1 - 12/1/33                          109,101                  109

    7.00%, 6/1/32                                   58,307                   62

    ARM, 4.611%, 9/1/32                             49,136                   49

  CMO
    4.50%, 3/15/16                                 175,000                  173

    5.50%, 4/15/28                                 200,000                  200

  CMO, IO
    4.50%, 7/15/11 - 5/15/16                       257,000                   33

  TBA
  5.50%, 1/1/34                                    143,000                  142

  6.00%, 1/1/34                                    241,000                  246

Federal National Mortgage Assn.

    4.50%, 5/1/18 - 1/1/19                         585,817                  575

    5.00%, 3/1 - 4/1/34                            720,305                  697

    5.50%, 10/1/17 - 6/1/34                        650,213                  652

    6.00%, 10/1/13 - 5/1/34                        148,939                  154

    6.50%, 5/1/17 - 12/1/32                        177,663                  186

    7.00%, 4/1/32                                   17,028                   18

  CMO
    2.91%, 11/25/33                                 55,000                   54

    3.50%, 4/25/13                                  75,000                   75

    5.00%, 3/25/15                                 125,000                  126

    5.50%, 5/25/28                                  88,185                   89

  CMO, IO
    5.50%, 11/25/28                                 67,431                    8

    6.50%, 2/1/32                                   41,989                   10

  TBA
    5.50%, 1/1/19 - 1/1/34                         976,000                  993

    6.00%, 1/1/34                                  171,000                  175

                                                                          5,754

U.S. Government Obligations 1.3%

Government National Mortgage Assn.

    5.00%, 9/15/33 - 3/20/34                       534,632                  518

    5.50%, 1/20 - 5/20/34                          468,590                  468

    6.00%, 4/15/26 - 2/20/34                       140,014                  144

    6.50%, 3/15/26 - 12/20/33                      121,841                  128

    7.00%, 9/20/27                                  89,056                   95

    8.00%, 10/15/25 - 6/15/26                       42,246                   46

    8.50%, 12/15/24                                  7,114                    8

    11.50%, 11/15/19                                11,567                   13

                                                                          1,420

Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost  $7,202)                                                            7,174

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 6.5%

U.S. Government Agency Obligations +/- 2.2%

Federal Home Loan Bank
    5.75%, 5/15/12                                 285,000                  300

Federal Home Loan Mortgage
    2.75%, 3/15/08                                  87,000                   84

    4.625%, 2/15/07                                620,000                  783

    5.125%, 7/15/12                                150,000                  152

Federal National Mortgage Assn.
    2.50%, 6/15/06                                 325,000                  322

    4.375%, 9/15/12                                100,000                   96

    5.125%, 1/2/14                                  35,000                   34

    6.00%, 5/15/11                                 310,000                  333

    7.125%, 1/15/30                                240,000                  279

                                                                          2,383

U.S. Treasury Obligations 4.3%

U.S. Treasury Bonds
    5.375%, 2/15/31                                 95,000                   96

    6.00%, 2/15/26                                 100,000                  108

    6.25%, 8/15/23 - 5/15/30                       565,000                  628

    6.375%, 8/15/27                                 50,000                   57

    7.50%, 11/15/16                                 95,000                  117

U.S. Treasury Notes
    1.50%, 3/31/06                                  15,000                   15

    2.125%, 10/31/04                               265,000                  266

    2.50%, 5/31/06                                 800,000                  797

    3.25%, 8/15/08                                 785,000                  775

    3.375%, 12/15/08                               675,000                  667

    3.875%, 2/15/13                                 70,000                   67

    4.75%, 11/15/08                                255,000                  266

    5.00%, 8/15/11                                 290,000                  303

    5.875%, 11/15/04                               270,000                  274

    6.50%, 8/15/05 ++                              385,000                  403

                                                                          4,839

Total U.S. Government Agency
Obligations (excluding Mortgage-
Backed) (Cost  $6,979)                                                    7,222

MUNICIPAL BONDS  0.4%

California
  GO, 5.25%, 4/1/34                                 20,000                   20

  Economic Recovery
    5.00%, 7/1/23 (Tender 7/1/07)                   20,000                   21

    5.00%, 7/1/23 (Tender 7/1/07)                   25,000                   27

Kansas Dev. Fin. Auth.
  Public Employee Retirement
    5.501%, 5/1/34
    (FSA Insured)                                   30,000                   28

Massachusetts, GO
    5.50%, 1/1/13
    (MBIA Insured)                                 110,000                  123

North Carolina, GO 5.25%, 3/1/13                   145,000                  160

Oregon, GO, 5.892%, 6/1/27                          15,000                   15

Puerto Rico Public Fin. Corp.
  5.25%, 8/1/29
  (Tender 2/1/12),8/1/04
  (MBIA Insured)                                    45,000                   49

Total Municipal Bonds (Cost  $452)                                          443

DOMESTIC BOND MUTUAL FUNDS  7.3%

T. Rowe Price Institutional
    High Yield Fund, 7.88% p                       753,631                8,049

Total Domestic Bond Mutual Funds
(Cost  $7,925)                                                            8,049

SHORT-TERM INVESTMENTS  5.3%

Money Market Fund  5.1%

T. Rowe Price Reserve
  Investment Fund, 1.16% #                       5,674,738                5,675

                                                                          5,675

U.S. Treasury Obligations 0.2%

U.S. Treasury Bills, 1.07%, 8/12/04                190,000                  190

                                                                            190

Total Short-Term Investments
(Cost  $5,865)                                                            5,865

SECURITIES LENDING COLLATERAL  2.9%

Money Market Pooled Account  2.9%



Investment in money market pooled account managed by
JP Morgan Chase
    Bank, London, 1.15% #                        1,274,539                1,275

State Street Bank and Trust Company of New Hampshire,
  N.A. Securities Lending Quality
    Trust units, 1.22% #                         1,923,161                1,923

Total Securities Lending Collateral
(Cost  $3,198)                                                            3,198

Total Investments in Securities
103.8% of Net Assets (Cost $96,086)                                    $115,245
                                                                       --------

The accompanying notes are an integral part of these financial statements.

Futures Contracts

($ 000s)

                                                      Contract       Unrealized
                                  Expiration          Value          Gain (Loss)
                                  ----------          -----------    ----------



Short, 4 U.S. Treasury 5 year
contracts,:$4 of 6.50% U.S.
Treasury Notes pledged as
initial margin                        9/04        $       (435)     $        (4)

Short, 11 U.S. Treasury
10 year contracts,:$21 of 6.50%
U.S. Treasury Notes pledged as
initial margin                        9/04              (1,203)             (17)

Net payments (receipts) of
variation margin to date                                                     11

Variation margin receivable
(payable) on open futures contracts                                         (10)

(1)   Denominated in U.S. dollars unless otherwise noted

#     Seven-day yield

*     Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2004

p     SEC Yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $1,098 and represents 1.0% of net assets

ss.   All or a portion of this security is on loan at June 30, 2004 - See Note 2

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government

ADR   American Depository Receipts

ADS   American Depository Shares

ARM   Adjustable Rate Mortgage

AUD   Australian dollar

CAD   Canadian dollar

CHF   Swiss franc

CMO   Collateralized Mortgage Obligation

DKK   Danish krone

EUR   Euro

FSA   Financial Security Assurance Inc.

GBP   British pound

GDR   Global Depository Receipts

GDS   Global Depository Shares

GO    General Obligation

HKD   Hong Kong dollar

IO Interest Only security for which the fund receives interest on notional principal (par)

JPY   Japanese yen

MBIA  MBIA Insurance Corp.

MXN   Mexican peso

MYR   Malaysian ringgit

NOK   Norwegian krone

NZD   New Zealand dollar

REIT  Real Estate Investment Trust

SEK   Swedish krona

SGD   Singapore dollar

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TBA   To Be Announced security was purchased on a forward commitment basis

VR    Variable Rate

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $96,086)         $            115,245

Other assets                                                              1,537

Total assets                                                            116,782

Liabilities

Total liabilities                                                         5,705

NET ASSETS                                                 $            111,077
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 47

Undistributed net realized gain (loss)                                   (5,542)

Net unrealized gain (loss)                                               19,138

Paid-in-capital applicable to 6,717,880 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       97,434

NET ASSETS                                                 $            111,077
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              16.53
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income
  Dividend                                                 $              1,022

  Interest                                                                  528

  Securities lending                                                          9

  Total income                                                            1,559

Investment management and administrative expense                            465

Net investment income (loss)                                              1,094

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              1,872

  Futures                                                                     9

  Foreign currency transactions                                              (8)

  Net realized gain (loss)                                                1,873

Change in net unrealized gain (loss)
  Securities                                                                776

  Futures                                                                    (2)

  Other assets and liabilities
  denominated in foreign currencies                                          (9)

  Change in net unrealized gain (loss)                                      765

  Net realized and unrealized gain (loss)                                 2,638

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                   $              3,732
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         1,094      $         2,067

  Net realized gain (loss)                           1,873               (1,616)

  Change in net unrealized gain (loss)                 765               20,837

  Increase (decrease) in net assets
  from operations                                    3,732               21,288

Distributions to shareholders
  Net investment income                             (1,061)              (2,097)

  Net realized gain                                   --                    (65)

  Decrease in net assets from distributions         (1,061)              (2,162)

Capital share transactions *
  Shares sold                                        9,775               12,155

  Distributions reinvested                           1,061                2,163

  Shares redeemed                                   (8,636)             (16,928)

  Increase (decrease) in net assets from capital
  share transactions                                 2,200               (2,610)

Net Assets

Increase (decrease) during period                    4,871               16,516

Beginning of period                                106,206               89,690

End of period                              $       111,077      $       106,206
                                           ---------------      ---------------

(Including undistributed net investment
income of $47 at 6/30/04 and $14 at 12/31/03)

*Share information
  Shares sold                                          595                  850

  Distributions reinvested                              64                  149

  Shares redeemed                                     (526)              (1,200)

  Increase (decrease) in shares outstanding            133                 (201)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Personal Strategy Balanced Portfolio
Certified Semiannual Report
June 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 30, 1994. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, the value of loaned securities was $3,083,000; aggregate collateral consisted of $3,198,000 in money market pooled accounts.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $15,960,000 and $16,327,000, respectively, for the six months ended June 30, 2004. Purchases and sales of U.S. government securities aggregated $23,167,000 and $22,121,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $7,306,000 of unused capital loss carryforwards, of which $1,432,000 expire in 2009, $3,361,000 expire in 2010, and $2,513,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $96,086,000. Net unrealized gain aggregated $19,138,000 at period-end, of which $20,563,000 related to appreciated investments and $1,425,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.90% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2004, $92,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $30,000.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the Personal Strategy Balanced Portfolio pays an investment management fee to Price Associates and also indirectly bears its proportionate share of the fee paid by High Yield Fund, Price Associates has agreed to permanently reduce its management fee charged to the Personal Strategy Balanced Portfolio in the amount of the fund's pro rata share of the High Yield Fund's fee. Pursuant to this agreement, the fund's management fee was reduced by $20,000 during the six months ended June 30, 2004. At June 30, 2004, the fund held approximately 1.1% of the High Yield Fund's outstanding shares and, during the six months then ended, recorded dividend income from the High Yield Fund in the amount of $333,000.

T. Rowe Price Personal Strategy Balanced Portfolio
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Personal Strategy Balanced Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Equity Series Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004